Average Annual Total Returns{- Investor Freedom® 2010 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-11 - Investor Freedom® 2010 Portfolio	VIP Investor Freedom 2010 Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investor Freedom 2010 Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investor Freedom 2010 Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0201 Past 1 year	F0201 Past 5 years	F0201 Past 10 years
Total	12.40%	8.32%	6.98%	7.51%	4.44%	3.84%	10.42%	7.76%	6.88%